Expense Example {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-13 - Fidelity International Small Cap Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor International Small Cap Fund: Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Advisor International Small Cap Fund: Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor International Small Cap Fund: Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,184
Fidelity Advisor International Small Cap Fund: Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor International Small Cap Fund: Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096